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                             SEPARATE ACCOUNT FUVUL

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

         SUPPLEMENT DATED DECEMBER 31, 2000 TO PROSPECTUS DATED MAY 2000


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The Dreyfus Socially Responsible Growth Fund of the Dreyfus Socially Responsible
Growth Fund, Inc., the Dreyfus VIF Appreciation Portfolio of Dreyfus Variable Investment Fund, and the Dreyfus VIF Quality Bond Portfolio of Dreyfus Variable Investment Fund each offer two classes of shares: Service shares and Initial shares. Each Fund's prospectus dated December 31, 2000 describes the Service shares and the Initial shares. Currently, only the Funds' Initial shares are available for investment under the Contracts.


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SUPPLEMENT DATED DECEMBER 31, 2000